LIBERTY NEWPORT
                                   TIGER FUND

                                Semiannual Report
                                  June 30, 2002

[photo of business man smiling]


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

PRESIDENT'S MESSAGE

[photo of Keith T. Banks]

Dear Shareholder:

While the US stock market declined sharply during the first half of the year, the Asian markets outside of Japan fared much better. Smaller markets such as Indonesia, Thailand and the emerging market of China were strong performers and even the larger markets of Korea, Hong Kong and Singapore did better than the US.

The range of performance among the world's stock markets is a timely reminder that having a diversified portfolio may be a sound strategy in any environment. If your portfolio does not include US stocks and traditional fixed income investments, speak with your investment professional about the potential benefits of incorporating them in your financial plan.

The following report will provide you with more detailed information about the fund's performance and the strategies used by portfolio manager Chris Legallet. As always, we thank you for investing in Liberty Newport Tiger Fund and for giving us the opportunity to help you build a strong financial future.

Sincerely,

/s/ Keith T. Banks

Keith T. Banks
President
Liberty Funds

NET ASSET VALUE PER SHARE as of 6/30/02 ($)
         Class A                          9.33
         Class B                          9.06
         Class C                          9.07
         Class T                          9.37
         Class Z                          9.35



             o NOT FDIC INSURED o May lose value o No bank guarantee



Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

PERFORMANCE INFORMATION

Value of a $10,000 investment
6/30/92 - 6/30/02

PERFORMANCE OF A $10,000 INVESTMENT

6/30/92 - 6/30/02 ($)

                  without      with
                   sales       sales
                  charge      charge
-----------------------------------------
 Class A          14,187      13,371
-----------------------------------------
 Class B          13,425      13,425
-----------------------------------------
 Class C          13,430      13,430
-----------------------------------------
 Class T          14,413      13,584
-----------------------------------------
 Class Z          14,384        n/a
-----------------------------------------


[line chart data]:

             Class A shares     Class A shares                      MSCI AC
             without            with                MSCI EAFE       Free Asia ex
             sales charge       sales charge        (GDP) Index     Japan Index
6/1992           $10,000.0         $ 9,425.0        $10,000.0         $10,000.0
                   9,773.0           9,211.1          9,646.0           9,737.0
                   9,389.9           8,850.0         10,126.0           9,422.5
                   9,489.4           8,943.8          9,754.0           9,618.5
                  10,496.3           9,892.7          9,358.0          10,482.2
                  10,396.5           9,798.7          9,404.0          10,103.8
                  10,148.1           9,564.6          9,402.0           9,804.7
                  10,461.6           9,860.1          9,511.0          10,115.5
                  11,045.4          10,410.3          9,844.0          10,716.4
                  11,102.8          10,464.4         10,517.0          10,723.9
                  11,942.2          11,255.5         11,485.0          11,677.3
                  12,269.4          11,563.9         11,664.0          12,361.6
                  12,013.0          11,322.2         11,463.0          12,038.9
                  11,998.6          11,308.7         11,808.0          12,117.2
                  12,724.5          11,992.8         12,673.0          13,131.4
                  12,980.3          12,233.9         12,407.0          13,638.3
                  15,072.7          14,206.0         12,748.0          16,150.4
                  14,787.8          13,937.5         11,732.0          16,042.2
                  17,780.9          16,758.5         12,557.0          19,942.1
                  16,966.5          15,990.9         13,518.0          18,580.0
                  16,094.4          15,169.0         13,443.0          17,781.1
                  14,465.7          13,633.9         13,250.0          15,869.6
                  15,481.1          14,591.0         13,919.0          16,477.4
                  16,210.3          15,278.2         13,600.0          17,097.0
                  15,338.2          14,456.2         13,595.0          16,522.5
                  16,138.9          15,210.9         13,910.0          17,380.0
                  17,083.0          16,100.7         14,145.0          18,767.0
                  16,982.2          16,005.7         13,647.0          18,402.9
                  17,196.2          16,207.4         14,062.0          18,690.0
                  15,823.9          14,914.0         13,435.0          17,039.7
                  15,654.6          14,754.5         13,537.0          16,562.5
                  14,103.2          13,292.3         13,190.0          14,859.9
                  15,421.9          14,535.1         13,176.0          16,100.7
                  15,755.0          14,849.1         13,773.0          16,091.1
                  15,783.3          14,875.8         14,388.0          15,869.0
                  17,639.5          16,625.2         14,249.0          17,654.3
                  17,406.6          16,405.7         14,089.0          17,378.8
                  17,827.9          16,802.8         15,011.0          17,705.6
                  17,232.4          16,241.5         14,383.0          16,889.3
                  17,551.2          16,542.0         14,554.0          17,090.3
                  17,435.4          16,432.8         14,132.0          16,796.4
                  17,479.0          16,473.9         14,431.0          16,415.1
                  18,197.3          17,151.0         15,048.0          17,226.0
                  19,949.8          18,802.6         15,239.0          18,564.5
                  19,949.8          18,802.6         15,285.0          18,766.8
                  19,804.1          18,665.4         15,488.0          18,903.8
                  19,730.8          18,596.3         15,970.0          19,584.4
                  19,628.2          18,499.6         15,734.0          19,365.0
                  19,190.5          18,087.1         15,856.0          19,076.5
                  18,110.1          17,068.8         15,401.0          17,668.6
                  18,767.5          17,688.4         15,392.0          18,202.2
                  19,323.0          18,212.0         15,815.0          18,515.3
                  19,191.6          18,088.1         15,643.0          18,163.5
                  20,199.2          19,037.7         16,311.0          19,020.8
                  20,189.1          19,028.2         16,195.0          18,954.2
                  20,057.9          18,904.5         15,891.0          19,346.6
                  20,027.8          18,876.2         16,002.0          19,511.0
                  18,794.1          17,713.4         16,307.0          18,408.7
                  18,455.8          17,394.6         16,267.0          18,134.4
                  20,100.2          18,944.4         17,114.0          18,954.1
                  20,940.4          19,736.3         18,133.0          19,647.8
                  21,264.9          20,042.2         18,532.0          19,812.8
                  17,626.5          16,613.0         17,201.0          16,300.0
                  18,303.4          17,250.9         18,305.0          16,226.7
                  13,841.0          13,045.1         16,952.0          12,619.5
                  13,472.8          12,698.1         16,883.0          11,753.8
                  13,331.4          12,564.8         17,128.0          11,315.4
                  11,173.0          10,530.6         18,018.0          10,336.6
                  13,552.9          12,773.6         19,055.0          12,527.9
                  13,420.1          12,648.4         20,093.0          12,343.8
                  12,193.5          11,492.3         20,394.0          11,262.5
                  10,346.1           9,751.3         20,684.0           9,543.8
                   9,223.6           8,693.2         20,878.0           8,473.0
                   8,572.4           8,079.5         21,150.0           8,257.8
                   7,224.8           6,809.4         18,362.0           7,068.7
                   8,513.0           8,023.5         17,850.0           7,769.9
                  11,192.9          10,549.3         19,837.0           9,459.0
                  11,725.7          11,051.5         20,866.0          10,222.4
                  11,721.0          11,047.0         21,705.0          10,435.0
                  10,997.8          10,365.4         21,727.0          10,269.1
                  10,952.7          10,322.9         21,045.0          10,068.9
                  11,992.1          11,302.6         22,152.0          11,276.1
                  14,643.6          13,801.6         23,040.0          13,337.4
                  13,769.4          12,977.6         21,832.0          13,049.3
                  15,427.2          14,540.1         22,931.0          15,088.9
                  15,411.8          14,525.6         23,628.0          14,756.9
                  15,502.7          14,611.3         23,781.0          15,121.4
                  14,854.7          14,000.6         24,190.0          14,062.9
                  15,637.5          14,738.4         25,023.0          14,515.8
                  17,792.4          16,769.3         25,918.0          15,896.2
                  20,294.0          19,127.1         28,435.0          17,183.8
                  19,269.2          18,161.2         26,863.0          17,099.6
                  19,916.6          18,771.4         27,851.0          16,742.2
                  20,790.9          19,595.5         28,678.0          17,135.7
                  19,283.6          18,174.8         26,920.0          15,564.3
                  17,972.3          16,938.9         26,320.0          14,210.2
                  19,931.3          18,785.2         27,465.0          14,960.5
                  19,947.2          18,800.3         26,084.0          14,320.2
                  19,947.2          18,800.3         26,370.0          14,214.2
                  18,501.1          17,437.3         25,144.0          12,585.3
                  17,581.6          16,570.6         24,423.0          11,594.8
                  16,677.9          15,718.9         23,446.0          11,146.1
                  17,084.8          16,102.4         24,018.0          11,128.3
                  18,304.7          17,252.2         24,239.0          12,561.6
                  17,219.2          16,229.1         22,615.0          11,968.7
                  15,094.4          14,226.4         21,154.0          10,613.8
                  15,998.5          15,078.6         22,541.0          10,629.8
                  15,622.5          14,724.2         21,725.0          10,613.8
                  15,185.1          14,312.0         20,906.0          10,359.1
                  14,778.1          13,928.4         20,444.0          9,967.5
                  13,798.4          13,005.0         19,900.0          9,812.0
                  11,690.0          11,017.8         17,693.0          8,269.6
                  12,096.8          11,401.2         18,104.0          8,715.3
                  13,543.5          12,764.8         18,776.0          9,880.5
                  14,257.3          13,437.5         18,684.0          10,701.6
                  14,455.5          13,624.3         17,645.0          11,129.7
                  14,378.9          13,552.1         17,818.0          11,212.0
                  15,214.3          14,339.5         18,931.0          11,962.1
                  15,366.4          14,482.9         19,041.0          12,085.3
                  14,971.5          14,110.6         19,414.0          11,812.2
6/2002            14,187.0          13,371.0         18,697.0          11,225.0


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. The Morgan Stanley Capital International (MSCI) AC Free Asia ex Japan Index is an unmanaged index that tracks the performance of equity securities in eleven countries in Asia, excluding Japan and taking into account local market restrictions on share ownership by foreigners. The Morgan Stanley Capital International (MSCI) EAFE
(GDP)Index is an unmanaged index that tracks the performance of equity securities of developed countries outside North America, including Hong Kong and Singapore. Unlike mutual funds, indexes are not an investment and do not incur fees or expenses. It is not possible to invest directly in an index. Securities in the Fund may not match those in the index.


Average annual total return as of 6/30/02 (%)

Share class                        A                    B                   C                    T             Z
Inception                       4/1/95               4/1/95              4/1/95               5/31/89       5/31/89
-------------------------------------------------------------------------------------------------------------------
                           without    with      without   with       without   with      without   with     without
                            sales     sales      sales    sales       sales    sales      sales    sales      sales
                           charge    charge     charge   charge      charge   charge     charge   charge     charge
-------------------------------------------------------------------------------------------------------------------
6-month (cumulative)         -0.53    -6.25     -0.88     -5.83       -0.87   -1.87       -0.43    -6.15      -0.32
-------------------------------------------------------------------------------------------------------------------
1-year                       -6.62   -11.99     -7.28    -11.90       -7.36   -8.29       -6.47   -11.85      -6.39
-------------------------------------------------------------------------------------------------------------------
5 -year                      -7.50    -8.59     -8.19     -8.55       -8.20   -8.20       -7.29    -8.39      -7.33
-------------------------------------------------------------------------------------------------------------------
10-year                       3.56     2.95      2.99      2.99        2.99    2.99        3.72     3.11       3.70


Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The "with sales charge" returns include the maximum 5.75% charge for class A and T shares and the contingent deferred sales charge
(CDSC) maximum charge of 5% for one year and 2% for five years for class B shares and 1% for one year for class C shares. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

The fund was originally introduced on 5/31/89 and became Colonial Newport Tiger Fund on 4/1/95 when Class A, B, and D (since designated C) shares were offered. On 4/30/98, the fund was renamed Newport Tiger Fund. The fund was renamed Liberty Newport Tiger Fund on July 14, 2000. Please see the fund's prospectus for additional details. Class A, B and C share performance information includes returns of the fund's class T shares for periods prior to the inception dates of those classes. These class T share returns are not restated to reflect any expense differential, e.g., Rule 12b-1 fees, between class T shares and the class A, B, and C shares. Had the expense differential been reflected, the returns for the periods prior to the inception date of the class A, B and C shares would have been lower.

TOP 5 COUNTRIES AS OF 6/30/02 (%)
HONG KONG                                 46.4
SINGAPORE                                 13.4
SOUTH KOREA                               10.5
INDIA                                     10.5
CHINA                                     10.0

TOP 10 HOLDINGS AS OF 6/30/02 (%)
SAMSUNG ELECTRONICS                        6.9
HONG KONG & CHINA GAS                      6.6
TAIWAN SEMICONDUCTOR                       6.5
CHINA MOBILE                               5.3
HUTCHISON WHAMPOA                          5.3
SUN HUNG KAI PROPERTIES                    5.3
LI & FUNG                                  5.0
HUANENG POWER INTERNATIONAL                4.7
HANG SENG BANK LTD                         4.7
GIORDANO INTERNATIONAL                     3.7

TOP 5 COUNTRIES IS CALCULATED AS A PERCENTAGE OF TOTAL INVESTMENTS. SECTORS AND HOLDINGS ARE CALCULATED AS A PERCENTAGE OF NET ASSETS. SINCE THE FUND IS ACTIVELY MANAGED, THERE CAN BE NO GUARANTEE THE FUND WILL CONTINUE TO MAINTAIN THE SAME COUNTRIES OR HOLDINGS IN THE FUTURE.

BOUGHT
--------------------------------------------------------------------------------

PUBLIC BANK (1.4% OF NET ASSETS)

Since the currency crisis of 1998, Malaysia has led the way in bank restructuring and restructuring efforts made Public Bank an attractive purchase. Of all Malaysia's banks, Public Bank has the best management, lowest number of non-performing loans and the largest exposure to the consumer finance and small to medium enterprises sector.

SOLD
--------------------------------------------------------------------------------

CHINA UNICOM

A few years ago, we invested in two Chinese telecommunications companies, China Mobile (5.3% of net assets) and China Unicom. China Mobile now has 66% market share to Unicom's 34%. China Mobile has greater economies of scale and serves the higher end of the market. Therefore, we sold China Unicom and added to China Mobile.

 PORTFOLIO MANAGER'S REPORT

For the six-month period ended June 30, 2002, class A shares of Liberty Newport Tiger Fund returned negative 0.53% without a sales charge. In comparison, the MSCI AC Free Asia ex Japan Index returned 4.90%. The fund's benchmark has changed from the MSCI EAFE (GDP) Index to the MSCI AC Free Asia ex Japan Index. We believe the MSCI AC Free Asia ex Japan Index is a more accurate comparison of fund performance than the MSCI EAFE (GDP) Index, which includes a significant weighting in Japanese stocks. Japan is not represented in the fund.

In the first quarter of 2002, the fund's performance lagged that of the Asian markets outside of Japan. This underperformance early in the period caused the fund to trail its benchmark for the entire six months. The period began with many investors believing that the worst of the global economic decline was over and that the downturn had reached bottom in October 2001. In the first quarter of 2002, Asian markets outside of Japan advanced strongly. However, as the period progressed, investor optimism waned as concerns about corporate governance and mixed economic data in the United States triggered a sell-off in both US and Asian stock markets. As a result, Asian markets gave up some of their first-quarter gains. The fund's underperformance for the six months was primarily the result of its heavy emphasis on Hong Kong and Singapore, relative to its benchmark. These markets failed to participate fully in the region's strong first quarter and the fund's lighter exposure to smaller, emerging markets, which were the areas of greatest strength, also hurt performance relative to its benchmark.

STOCKS IN HONG KONG AND SINGAPORE
WERE LAGGARDS

Investments in Hong Kong, which accounted for approximately 46% of the fund's assets, and in Singapore, which accounted for approximately 13%, held back results.1 Out of step with the rest of the region, Hong Kong did not fully participate in the first-quarter market advances in Asia. While real estate stocks sparked a rally in May, Hong Kong finished the period with negative returns because poor domestic and global economic data raised concerns about its prospects for the second half of the year. Holdings in Singapore suffered

-------------
1 Holdings and country breakdowns are disclosed as of June 30, 2002 and are subject to change.

from a decline in blue chip stocks and negative sentiment about the US technology market. Even companies that reported increased business were affected by the outlook for a sluggish rebound in the US technology sector. For example, Datacraft (0.6% of net assets) declined 45% even though it announced a systems integration contract with the State Bank of India. The technology-dependent market of Taiwan (10.0% of net assets) also lost value in reaction to the troubled US technology sector.

UNDEREXPOSURE TO EMERGING ASIA
LIMITED PERFORMANCE

The fund's performance was held back because it had relatively small positions in some of Asia's strongest performing markets, such as Malaysia, which gained approximately 10.5%; and Thailand, which gained 33.8%; for the period. Respectively, the fund's positions in these countries are 2.6%, 1.7% of total investments. Indonesia is reforming its banking and legal systems and continues to be affected by debt, a budget deficit and political concerns. We are monitoring economic and financial developments in Indonesia because we would like to add Indonesian stocks to the portfolio when conditions improve.

INVESTMENTS IN CHINA AND KOREA
BENEFITED PERFORMANCE

Successful stock picking in China and Korea were the biggest contributors to performance. In China we favored utility stocks, such as Huaneng Power (4.7% of net assets), the most profitable power generator in China. The stock rose 36% during the six months. The fund's second largest holding, Hong Kong & China Gas (6.6% of net assets) was up 8% during the period. In Korea, the largest holding was Samsung Electronics (6.9% of net assets) which gained 18% for the six months.

LOOKING FORWARD TO A DOMESTICALLY
DRIVEN RECOVERY

In the past, two forces have boosted economic growth in Asia--exports to the United States and Europe and local consumer spending. Looking ahead, we believe that most of Asia's recovery will be home-grown, that is, it will stem from its own domestic consumers. We have been seeing this trend in urban China, Korea and emerging Asia but not in Hong Kong, Taiwan and Singapore, where economic strength still depends to a large extent on exports.

/s/ Chris Legallet

Chris Legallet

Chris Legallet is portfolio manager of Liberty Newport Tiger Fund and is president and chief investment officer of Newport Fund Management, Inc.

There are specific risks involved when investing in foreign stocks, such as currency exchange rate fluctuations, economic change, instability of emerging countries and political developments. In addition, concentration of investments in a single region or country may result in greater volatility.

 TOP 5 SECTORS AS OF 6/30/02 (%)

[bar chart data]:

Financials                          32.9
Information technology              19.4
Consumer discretionary              13.6
Utilities                           11.3
Telecommunication Services           8.6


Sectors are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same sectors in the future.

 INVESTMENT PORTFOLIO

June 30, 2002 (Unaudited)

COMMON STOCKS - 98.2%             SHARES          VALUE
-------------------------------------------------------
CONSUMER DISCRETIONARY - 13.6%
CONSUMER DURABLES & APPAREL - 5.0%
   APPAREL & ACCESSORIES - 5.0%
Li & Fung Ltd.                 18,442,000  $ 24,825,928
                                           ------------
HOTELS, RESTAURANTS & LEISURE - 1.2%
   CASINOS & GAMING - 1.2%
Genting Berhad                  1,542,000     5,924,526
                                           ------------
MEDIA - 3.6%
   BROADCASTING & CABLE TV - 1.1%
Television Broadcasts Ltd.      1,187,000     5,052,391
                                           ------------
   PUBLISHING & PRINTING - 2.5%
Singapore Press Holdings Ltd.   1,099,400    12,378,319
                                           ------------
RETAILING - 3.8%
   APPAREL RETAIL - 3.7%
Giordano International Ltd.    29,756,000    18,311,502
                                           ------------
   DEPARTMENT STORES - 0.1%
Convenience Retail Asia Ltd.    1,200,000       446,157
                                           ------------

-------------------------------------------------------
CONSUMER STAPLES - 3.1%
FOOD & DRUG RETAILING - 0.9%
   FOOD RETAIL - 0.9%
President Chain Store Corp.     2,402,092     4,493,587
                                           ------------
FOOD, BEVERAGES & TOBACCO - 1.2%
   PACKAGED FOODS - 1.2%
Nestle India Ltd.                 556,000     5,859,280
                                           ------------
HOUSEHOLD & PERSONAL PRODUCTS - 1.0%
   HOUSEHOLD PRODUCTS - 1.0%
Hindustan Lever Ltd.            1,249,500     4,944,552
                                           ------------

-------------------------------------------------------
FINANCIALS - 32.9%
BANKS - 12.2%
DBS Bank Ltd.                   2,560,859    17,966,365
Hang Seng Bank Ltd.             2,163,600    23,161,764
Kookmin Bank                      154,655     7,520,281
Public Bank Berhad              7,433,000     6,767,942
United Overseas Bank Ltd.         692,000     4,972,361
                                           ------------
                                             60,388,713
                                           ------------

--------------------------------------------------------
DIVERSIFIED FINANCIALS - 8.6%
   CONSUMER FINANCE - 3.3%
Housing Development
   Finance Corp., Ltd.          1,210,743    16,139,111
                                           ------------
   MULTI-SECTOR HOLDINGS - 5.3%
Hutchison Whampoa Ltd.          3,508,100    26,198,479
                                           ------------
REAL ESTATE - 12.1%
   REAL ESTATE MANAGEMENT & DEVELOPMENT - 12.1%
Cheung Kong Holdings Ltd.         853,000     7,108,379
City Developments Ltd.          2,480,500     7,999,576



                                   SHARES         VALUE
-------------------------------------------------------
Henderson Land
   Development Co., Ltd.        1,312,000   $ 5,449,881
Land & Houses Public Co., Ltd.  4,430,600     8,165,619
SM Prime Holdings, Inc.        45,215,000     4,941,530
Sun Hung Kai Properties Ltd.    3,424,000    26,009,397
                                           ------------
                                             59,674,382
                                           ------------

-------------------------------------------------------
HEALTH CARE - 2.1%
PHARMACEUTICALS & BIOTECHNOLOGY - 2.1%
   BIOTECHNOLOGY - 0.0%
Cheung Kong Life Sciences
   International,
       Holdings Inc. (a)(b)       39,680              0
                                           ------------
   PHARMACEUTICALS - 2.1%
Dr. Reddy's Laboratories Ltd.    446,600      8,643,621
Dr. Reddy's Laboratories
       Ltd., ADR                  92,100      1,786,740
                                           ------------
                                             10,430,361
                                           ------------

-------------------------------------------------------
INDUSTRIALS - 7.2%
CAPITAL GOODS - 7.2%
   AEROSPACE & DEFENSE - 3.7%
Singapore Technologies
   Engineering Ltd.            16,470,000    17,984,724
                                           ------------
ELECTRICAL COMPONENTS & EQUIPMENT - 3.5%
Hon Hai Precision Industry
   Co., Ltd.                    1,666,400     6,808,249
Johnson Electric Holdings Ltd.  8,998,200    10,671,011
                                           ------------
                                             17,479,260
                                           ------------

-------------------------------------------------------
INFORMATION TECHNOLOGY - 19.4%
SOFTWARE & SERVICES - 3.3%
   INFORMATION TECHNOLOGY CONSULTING & SERVICES - 3.3%
Infosys Technologies Ltd.         240,550    16,172,385
                                           ------------
TECHNOLOGY HARDWARE & EQUIPMENT - 16.1%
   COMPUTER STORAGE & PERIPHERALS - 0.6%
Asustek Computer, Inc.          1,010,000     3,038,162
                                           ------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.5%
Venture Manufacturing
   (Singapore) Ltd.               604,000     4,818,467
Yageo Corp. (a)                 6,070,000     2,688,896
                                           ------------
                                              7,507,363
                                           ------------
   NETWORKING EQUIPMENT - 0.6%
Datacraft Asia Ltd.             2,414,600     2,897,520
                                           ------------
   SEMICONDUCTORS - 13.4%
Samsung Electronics Co., Ltd.     123,850    33,927,291
Taiwan Semiconductor
   Manufacturing Co. (a)       15,841,108    32,241,706
                                           ------------
                                             66,168,997
                                           ------------

-------------------------------------------------------



See notes to investment portfolio.

June 30, 2002 (Unaudited)

COMMON STOCKS (CONTINUED)         SHARES          VALUE
-------------------------------------------------------
TELECOMMUNICATION SERVICES - 8.6%
DIVERSIFIED TELECOMMUNICATION SERVICES - 8.6%
   INTEGRATED TELECOMMUNICATION SERVICES - 1.1%
KT Corp., ADR                     250,264   $ 5,418,216
                                           ------------
   WIRELESS TELECOMMUNICATION SERVICES - 7.5%
China Mobile Ltd. (a)(b)        8,975,000    26,296,750
SK Telecom Co., Ltd.               47,270    10,607,222
                                           ------------
                                             36,903,972
                                           ------------

-------------------------------------------------------
UTILITIES - 11.3%
ELECTRIC UTILITIES - 4.7%
Huaneng Power
   International, Inc.         28,286,000    23,209,174
                                           ------------
GAS UTILITIES - 6.6%
Hong Kong & China
   Gas Co., Ltd.               24,568,908    32,601,260
                                           ------------
TOTAL COMMON STOCKS
   (cost of $457,916,886)                   484,448,321
                                           ------------

SHORT-TERM OBLIGATION - 1.9%         PAR
-------------------------------------------------------
Repurchase agreement with SBC
   Warburg Ltd., dated 6/28/02,
   due 07/01/02 at 1.900%,
   collateralized by U.S. Treasury
   Bonds and Notes with various
   maturities to 2027, market value
   $9,608,323 (repurchase
   proceeds $9,389,486)
   (cost of $9,388,000)       $ 9,388,000     9,388,000
                                           ------------

TOTAL INVESTMENTS - 100.1%
   (cost of $467,304,886) (c)               493,836,321
                                           ------------
OTHER ASSETS & LIABILITIES, NET - (0.1)%       (595,212)
-------------------------------------------------------
NET ASSETS - 100.0%                        $493,241,109
                                           ============

NOTES TO INVESTMENT PORTFOLIO:

(a)Non-income producing.
(b)Represents fair value as determined in good faith under the direction of the Trustees.
(c)Cost for both financial statement and federal income tax purposes is the same.


SUMMARY OF SECURITIES                       % OF TOTAL
BY COUNTRY                       VALUE     INVESTMENTS
--------------------------------------------------------
Hong Kong                   $229,342,073          46.4%
Singapore                     66,119,812          13.4
South Korea                   52,054,794          10.5
India                         51,758,949          10.5
China                         49,270,600          10.0
United States                 19,490,476           3.9
Malaysia                      12,692,468           2.6
Thailand                       8,165,619           1.7
Philippines                    4,941,530           1.0
--------------------------------------------------------
                            $493,836,321        100.0%
--------------------------------------------------------

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

        ACRONYM                       NAME
------------------------------------------------------
          ADR             American Depositary Receipt



See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2002 (Unaudited)

ASSETS:

Investments, at cost                       $467,304,886
                                           ------------
Investments, at value                      $493,836,321
Cash                                                367
Foreign currency (cost of $120,087)             120,145
Receivable for:
   Investments sold                           2,296,649
   Fund shares sold                          10,438,556
   Interest                                       1,487
   Dividends                                  1,076,201
Deferred Trustees' compensation plan             15,139
                                           ------------
      Total Assets                          507,784,865
                                           ------------
LIABILITIES:
Payable for:
   Fund shares repurchased                   14,036,768
   Management fee                               332,394
   Administration fee                           106,134
   Transfer agent fee                            29,272
   Pricing and bookkeeping fees                  12,672
   Trustees' fee                                  2,008
Deferred Trustees' fee                           15,139
Other liabilities                                 9,369
                                           ------------
      Total Liabilities                      14,543,756
                                           ------------
NET ASSETS                                 $493,241,109
                                           ============
COMPOSITION OF NET ASSETS:
Paid-in capital                            $690,847,238
Overdistributed net
   investment income                           (177,470)
Accumulated net realized loss              (223,959,994)
Net unrealized appreciation (depreciation) on:
   Investments                               26,531,435
   Foreign currency translations                   (100)
                                           ------------
NET ASSETS                                 $493,241,109
                                           ============


CLASS A:
Net assets                                 $184,670,062
Shares outstanding                           19,786,804
                                           ------------
Net asset value and redemption
   price per share                         $       9.33(a)
                                           ------------
Maximum offering price per share
   ($9.33/0.9425)                          $       9.90(b)
                                           ------------
CLASS B:
Net assets                                 $145,225,890
Shares outstanding                           16,031,132
                                           ------------
Net asset value and offering price
    per share                              $       9.06(a)
                                           ------------
CLASS C:
Net assets                                 $ 25,802,962
Shares outstanding                            2,844,436
                                           ------------
Net asset value and offering price
    per share                              $       9.07(a)
                                           ------------
CLASS T:
Net assets                                 $ 29,392,925
Shares outstanding                            3,135,490
                                           ------------
Net asset value and redemption price
    per share                              $       9.37
                                           ------------
Maximum offering price per share
   ($9.37/0.9425)                          $       9.94(b)
                                           ------------
CLASS Z:
Net assets                                 $108,149,270
Shares outstanding                           11,567,082
                                           ------------
Net asset value, offering and redemption
   price per share                         $       9.35
                                           ------------

(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)On sales of $50,000 or more the offering price is reduced.




See notes to financial statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2002
(Unaudited)


INVESTMENT INCOME:
Dividends                                   $ 7,122,221
Interest                                         50,032
                                           ------------
   Total Investment Income
     (net of foreign taxes
     withheld of $704,279)                    7,172,253

EXPENSES:
Management fee                                2,156,291
Administration fee                              677,440
Distribution fee:
   Class B                                      602,068
   Class C                                      104,000
Service fee:
   Class A                                      245,931
   Class B                                      200,689
   Class C                                       34,667
Pricing and bookkeeping fees                    105,638
Transfer agent fee                              847,171
Trustees' fee                                    12,050
Custody fee                                     127,194
Other expenses                                  104,211
                                           ------------
   Total Expenses                             5,217,350
Custody earnings credit                            (635)
                                           ------------
Net Operating Expenses                        5,216,715
Interest expense                                 34,221
                                           ------------
   Net Expenses                               5,250,936
                                           ------------
Net Investment Income                         1,921,317
                                           ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain (loss) on:
   Investments                                9,508,661
   Foreign currency transactions               (290,212)
                                           ------------
     Net realized gain                        9,218,449
                                           ------------
Net change in unrealized appreciation/depreciation on:
   Investments                               (6,705,820)
   Foreign currency translations                  1,350
                                           ------------
     Net change in unrealized
       appreciation/depreciation             (6,704,470)
                                           ------------
Net Gain                                      2,513,979
                                           ------------
Increase in Net Assets from Operations      $ 4,435,296
                                           ============



See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                               (UNAUDITED)
                               SIX MONTHS     YEAR
                                 ENDED        ENDED
INCREASE (DECREASE)             JUNE 30,  DECEMBER 31,
IN NET ASSETS:                    2002        2001
------------------------------------------------------
OPERATIONS:
Net investment income         $ 1,921,317  $ 3,480,675
Net realized gain on
   investments and foreign
   currency transactions        9,218,449   16,561,399
Net change in unrealized
   appreciation/depreciation
   on investments and
   foreign currency
   translations                (6,704,470)(130,353,256)
                              -----------  -----------
Net Increase (Decrease)
   from Operations              4,435,296 (110,311,182)
                              -----------  -----------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
   Class A                             --   (1,930,005)
   Class B                             --     (337,440)
   Class C                             --      (57,192)
   Class T                             --     (365,762)
   Class Z                             --   (1,538,179)
                              -----------  -----------
Total Distributions Declared
   to Shareholders                     --   (4,228,578)
                              -----------  -----------
SHARE TRANSACTIONS:
Class A:
   Subscriptions              321,869,246  714,848,613
   Distributions reinvested            --    1,395,674
   Redemptions               (317,588,633)(826,623,955)
                              -----------  -----------
      Net Increase (Decrease)   4,280,613 (110,379,668)
                              -----------  -----------
Class B:
   Subscriptions                5,443,733   10,670,520
   Distributions reinvested            --      291,464
   Redemptions                (24,098,851) (68,922,824)
                              -----------  -----------
      Net Decrease            (18,655,118) (57,960,840)
                              -----------  -----------
Class C:
   Subscriptions               15,201,925   25,562,822
   Distributions reinvested            --       49,574
   Redemptions                (17,370,724) (33,772,697)
                              -----------  -----------
      Net Decrease             (2,168,799)  (8,160,301)
                              -----------  -----------
Class T:
   Subscriptions                   71,399    1,693,179
   Distributions reinvested           --       319,333
   Redemption                  (2,461,946)  (9,184,602)
                              -----------  -----------
      Net Decrease             (2,390,547)  (7,172,090)
                              -----------  -----------
Class Z:
   Subscriptions              244,617,699  306,065,565
   Distributions reinvested            --    1,489,425
   Redemptions               (261,450,405)(318,915,729)
                              -----------  -----------
      Net Decrease            (16,832,706) (11,360,739)
                              -----------  -----------
Net Decrease from
   Share Transactions         (35,766,557)(195,033,638)
                              -----------  -----------
Total Decrease in Net Assets  (31,331,261) (309,573,398)




                               (UNAUDITED)
                               SIX MONTHS     YEAR
                                  ENDED       ENDED
                                JUNE 30,  DECEMBER 31,
                                  2002        2001
------------------------------------------------------
NET ASSETS:
Beginning of period         $ 524,572,370 $834,145,768
                              -----------  -----------
End of period (including
   overdistributed net investment
   income of $(177,470)
   and $(2,098,787),
   respectively             $ 493,241,109 $524,572,370
                              -----------  -----------
CHANGES IN SHARES:
Class A:
   Subscriptions               33,147,677   72,701,314
   Issued for distributions
     reinvested                        --      145,686
   Redemptions                (32,359,455) (82,219,859)
                              -----------  -----------
     Net Increase (Decrease)      788,222   (9,372,859)
                              -----------  -----------
Class B:
   Subscriptions                  571,250    1,090,471
   Issued for distributions
     reinvested                        --       31,259
   Redemptions                 (2,530,755)  (7,126,055)
                              -----------  -----------
     Net Decrease              (1,959,505)  (6,004,325)
                              -----------  -----------
Class C:
   Subscriptions                1,599,317    2,620,726
   Issued for distributions
     reinvested                        --        5,302
   Redemptions                 (1,819,552)  (3,435,404)
                              -----------  -----------
     Net Decrease                (220,235)    (809,376)
                              -----------  -----------
Class T:
   Subscriptions                    7,241      163,814
   Issued for distributions
     reinvested                        --       33,229
   Redemptions                   (250,431)    (925,415)
                              -----------  -----------
     Net Decrease                (243,190)    (728,372)
                              -----------  -----------
Class Z:
   Subscriptions               25,127,966   31,995,936
   Issued for distributions
     reinvested                        --      155,472
   Redemptions                (26,591,745) (33,010,087)
                              -----------  -----------
     Net Decrease              (1,463,779)    (858,679)
                              -----------  -----------


See notes to financial statements.

 NOTES TO FINANCIAL STATEMENTS

June 30, 2002 (Unaudited)



NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Liberty Newport Tiger Fund, (the "Fund"), a series of Liberty Funds Trust VII, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek capital appreciation by investing primarily in equity securities of companies located in the ten Tigers of Asia (Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, India, Indonesia, China and the Philippines). The Fund may issue an unlimited number of shares. The Fund offers five classes of shares: Class A, Class B, Class C, Class T and Class Z. Class A shares are sold with a front-end sales charge. A contingent deferred sales charge is assessed on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class T shares are sold with a front-end sales charge and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class T shares and Class Z shares, as described in the Fund's prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price. In certain countries, the Fund may hold foreign designated shares. If the foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded. Korean equity securities that have reached the limit for aggregate foreign ownership and for which premiums to the local exchange prices may be paid by foreign investors are valued by applying a broker quoted premium to the local share price. In addition, if the values of foreign securities have been materially affected by events occurring after the closing of a foreign market, the foreign securities may be valued at their fair value under procedures approved by the Board of Trustees.

Forward currency contracts are valued based on the weighted value of exchange-traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Investments for which market quotations are not readily available are valued at fair value under procedures approved by the Board of Trustees.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

SECURITIES LENDING:

The Fund may lend its securities to certain qualified brokers who pay the Fund negotiated lenders fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the borrower of the securities fail financially. At June 30, 2002, there were no securities on loan.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:
All income, expenses (other than the Class A, Class B and Class C service fees and Class B and Class C distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A, Class B and Class C net investment income per share data reflects the service fee per share applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

Class A, Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonreclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

At December 31, 2001, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were as follows:

       YEAR OF
     EXPIRATION         CAPITAL LOSS CARRYFORWARD
     -----------       --------------------------
        2006                 $211,013,697
        2007                   22,164,746
                             ------------
                             $233,178,443
                             ------------


Expired capital loss carryforwards, if any, are recorded as a reduction of paid-in capital.

The Fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the Fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The Fund accrues such taxes as applicable.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

FOREIGN CURRENCY TRANSACTIONS:

Net realized and unrealized gains (losses) on foreign currency transactions include the gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency, and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) from investments.

FOREIGN CURRENCY CONTRACTS:

The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract is opened, the actual exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER:

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEES AND COMPENSATION
PAID TO AFFILIATES

MANAGEMENT FEE:

Newport Fund Management (the "Advisor") is the investment advisor of the Fund and receives a monthly fee based on the Fund's average daily net assets as follows:

     AVERAGE DAILY NET ASSETS       ANNUAL FEE RATE
     ------------------------       ---------------
      First $100 million                 1.00%
       Next $1.4 billion                 0.75%
       Next $1.0 billion                 0.70%
       Over $2.5 billion                 0.65%

ADMINISTRATION FEE:

Colonial Management Associates, Inc. (the "Administrator"), an affiliate of the Advisor, provides accounting and other services for a monthly fee equal to 0.25% annually of the Fund's average daily net assets.

BOOKKEEPING FEE:

The Advisor is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, the Advisor receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Administrator, provides shareholder services for a monthly fee comprised of 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Administrator, is the Fund's principal underwriter. For the six months ended June 30, 2002, the Fund has been advised that the Distributor retained net underwriting discounts of $6,037 on sales of the Fund's Class A, Class C, and Class T shares and received contingent deferred sales charges (CDSC) of $15,057, $200,342 and $5,950 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan the ("Plan") which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually of the average daily net assets of Class A, Class B and Class C shares as of the 20th of each month. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:

The Administrator has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.55% annually of the Fund's average daily net assets.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $635 of custody fees were reduced by balance credits applied for the six months ended June 30, 2002. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 3. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

For the six months ended June 30, 2002, purchases and sales of investments, other than short-term obligations, were $69,728,399 and $119,184,694, respectively.

Unrealized appreciation (depreciation) at June 30, 2002, based on cost of investments for both financial statement and federal income tax purposes, was:

Gross unrealized appreciation        $ 89,913,616
Gross unrealized depreciation         (63,382,181)
                                     ------------
   Net unrealized appreciation       $ 26,531,435
                                     ------------

OTHER:

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments, and the possible prevention of currency exchange or other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 4. LINE OF CREDIT

The Fund has a fundamental policy which allows it to borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 331/3% of the value of its total net assets (exclusive of borrowings). The Fund is part of a $200,000,000 credit facility that had been set up as a means of borrowing. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or
(3) IBOR offshore loan rate plus 1/2 of 1%. Other investment companies managed by the Advisor also participate in the line of credit on the same terms. Because several investment companies participate, there is no assurance that an individual fund will have access to the entire $200,000,000 at any particular time. During the six months ended June 30, 2002, the average daily outstanding loan balance was $6,244,444 at a weighted average interest rate of 2.26%.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:


                                         (UNAUDITED)
                                        SIX MONTHS
                                             ENDED                     YEAR ENDED DECEMBER 31,
                                           JUNE 30,     -----------------------------------------------------------------
CLASS A SHARES                              2002          2001         2000          1999        1998         1997
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                         $ 9.38      $ 11.34       $ 13.47       $ 7.78       $ 9.02      $ 13.75
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income(a)                         0.04         0.08          0.01         0.09         0.14         0.08
Net realized and unrealized gain (loss)
   on investments and foreign
   currency translations                        (0.09)       (1.95)        (2.14)        5.60        (1.23)       (4.73)
-------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                (0.05)       (1.87)        (2.13)        5.69        (1.09)       (4.65)
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                         --        (0.09)           --           --        (0.15)       (0.04)
From net realized capital gains                    --           --            --           --           --        (0.04)
-------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared
   to Shareholders                                 --        (0.09)           --           --        (0.15)       (0.08)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   END OF PERIOD                               $ 9.33       $ 9.38       $ 11.34      $ 13.47       $ 7.78       $ 9.02
-------------------------------------------------------------------------------------------------------------------------
Total return(b)                               (0.53)%(c)   (16.55)%     (15.81)%        73.14%    (12.08)%     (33.95)%
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Operating expenses(d)                          1.74%(e)      1.80%        1.71%        1.77%        1.78%        1.73%
Interest expense                               0.01%(e)        --(f)        --           --           --           --(f)
Expenses(d)                                    1.75%(e)      1.80%        1.71%        1.77%        1.78%        1.73%
Net investment income(d)                       0.90%(e)      0.75%        0.07%        0.97%        2.02%        0.64%
Waiver/reimbursement                             --            --(f)        --           --           --           --
Portfolio turnover rate                          13%(c)        12%          25%          14%          15%          12%
Net assets, end of period (000's)          $184,670      $178,145      $321,671     $403,082     $250,089     $323,407

(a) Per share data was calculated using average shares outstanding during the period.

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c)  Not annualized.

(d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(e)  Annualized.

(f)  Rounds to less than 0.01%.

Selected data for a share outstanding throughout each period is as follows:


                                         (UNAUDITED)
                                        SIX MONTHS
                                             ENDED                     YEAR ENDED DECEMBER 31,
                                           JUNE 30,     -----------------------------------------------------------------
CLASS B SHARES                              2002          2001         2000          1999        1998         1997
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                         $ 9.14      $ 11.05       $ 13.23       $ 7.70       $ 8.92      $ 13.64
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income (loss)(a)                  0.01           --(b)      (0.08)        0.02         0.09        (0.01)
Net realized and unrealized gain (loss)
   on investments and foreign
   currency translations                        (0.09)       (1.89)        (2.10)        5.51        (1.23)       (4.67)
-------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                (0.08)       (1.89)        (2.18)        5.53        (1.14)       (4.68)
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                         --        (0.02)           --           --        (0.08)          --
From net realized capital gains                    --           --            --           --           --        (0.04)
-------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared
   to Shareholders                                 --        (0.02)           --           --        (0.08)       (0.04)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   END OF PERIOD                               $ 9.06       $ 9.14       $ 11.05      $ 13.23       $ 7.70       $ 8.92
-------------------------------------------------------------------------------------------------------------------------
Total return(c)                                 (0.88)%(d)  (17.12)%      (16.48)%      71.82%      (12.77)%     (34.41)%
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:

Operating expenses(e)                            2.49%(f)     2.55%        2.46%        2.52%        2.53%        2.48%
Interest expense                                 0.01%(f)       --(g)        --           --           --           --(g)
Expenses(e)                                      2.50%(f)     2.55%        2.46%        2.52%        2.53%        2.48%
Net investment income (loss)(e)                  0.15%(f)       --(g)     (0.68)%       0.22%        1.27%       (0.11)%
Waiver/reimbursement                               --           --(g)        --           --           --           --
Portfolio turnover rate                            13%(d)       12%          25%          14%          15%          12%
Net assets, end of period (000's)            $145,226     $164,354     $265,219     $407,179     $280,163     $362,442

(a) Per share data was calculated using average shares outstanding during the period.

(b)  Rounds to less than $0.01.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Not annualized.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

Selected data for a share outstanding throughout each period is as follows:


                                         (UNAUDITED)
                                        SIX MONTHS
                                             ENDED                     YEAR ENDED DECEMBER 31,
                                           JUNE 30,     -----------------------------------------------------------------
CLASS C SHARES                              2002          2001         2000          1999        1998        1997(a)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                         $ 9.15      $ 11.07       $ 13.25       $ 7.71       $ 8.94      $ 13.66
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income (loss)(b)                  0.01           --(c)      (0.08)        0.02         0.09        (0.01)
Net realized and unrealized gain (loss)
   on investments and foreign
   currency translations                        (0.09)       (1.90)        (2.10)        5.52        (1.24)       (4.67)
-------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                (0.08)       (1.90)        (2.18)        5.54        (1.15)       (4.68)
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                         --        (0.02)           --           --        (0.08)          --
From net realized capital gains                    --           --            --           --           --        (0.04)
-------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared
   to Shareholders                                 --        (0.02)           --           --        (0.08)       (0.04)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   END OF PERIOD                               $ 9.07       $ 9.15       $ 11.07      $ 13.25       $ 7.71       $ 8.94
-------------------------------------------------------------------------------------------------------------------------
Total return(d)                                 (0.87)%(e)  (17.18)%      (16.45)%      71.85%      (12.89)%     (34.36)%
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Operating expenses(f)                            2.49%(g)     2.55%         2.46%        2.52%        2.53%        2.48%
Interest expense                                 0.01%(g)       --(h)         --           --           --           --(h)
Expenses(f)                                      2.50%(g)     2.55%         2.46%        2.52%        2.53%        2.48%
Net investment income (loss)(f)                  0.15%(g)       --(h)      (0.68)%       0.22%        1.27%       (0.11)%
Waiver/reimbursement                               --           --(h)         --           --           --           --
Portfolio turnover rate                           13%(e)        12%           25%          14%          15%          12%
Net assets, end of period (000's)           $ 25,803      $ 28,036      $ 42,897     $ 73,038     $ 48,316     $ 62,703

(a)  Class D shares were designated Class C shares on July 1, 1997.

(b) Per share data was calculated using average shares outstanding during the period.

(c)  Rounds to less than $0.01.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)  Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

Selected data for a share outstanding throughout each period is as follows:


                                         (UNAUDITED)
                                        SIX MONTHS
                                             ENDED                     YEAR ENDED DECEMBER 31,
                                           JUNE 30,     -----------------------------------------------------------------
CLASS T SHARES                              2002          2001         2000          1999        1998         1997
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                         $ 9.41      $ 11.38       $ 13.48       $ 7.77       $ 9.01      $ 13.75
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income(a)                         0.06         0.10          0.04         0.12         0.16         0.11
Net realized and unrealized gain (loss)
   on investments and foreign
   currency translations                        (0.10)       (1.96)        (2.14)        5.59        (1.23)       (4.74)
-------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                (0.04)       (1.86)        (2.10)        5.71        (1.07)       (4.63)
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                         --        (0.11)           --           --        (0.17)       (0.07)
From net realized capital gains                    --           --            --           --           --        (0.04)
-------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared
   to Shareholders                                 --        (0.11)           --           --        (0.17)       (0.11)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   END OF PERIOD                               $ 9.37       $ 9.41       $ 11.38      $ 13.48       $ 7.77       $ 9.01
-------------------------------------------------------------------------------------------------------------------------
Total return(b)                                 (0.43)%(c)  (16.39)%      (15.58)%      73.49%      (11.87)%     (33.76)%
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:

Operating expenses(d)                            1.49%(e)     1.55%         1.46%        1.52%        1.53%        1.48%
Interest expense                                 0.01%(e)       --(f)         --           --           --           --(f)
Expenses(d)                                      1.50%(e)     1.55%         1.46%        1.52%        1.53%        1.48%
Net investment income(d)                         1.15%(e)     1.00%         0.32%        1.22%        2.27%        0.89%
Waiver/reimbursement                               --           --(f)         --           --           --           --
Portfolio turnover rate                            13%(c)       12%           25%          14%          15%          12%
Net assets, end of period (000's)            $ 29,393     $ 31,782      $ 46,733     $ 69,503     $ 51,526     $ 82,095

(a) Per share data was calculated using average shares outstanding during the period.

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c)  Not annualized.

(d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(e)  Annualized.

(f)  Rounds to less than 0.01%.

Selected data for a share outstanding throughout each period is as follows:


                                         (UNAUDITED)
                                        SIX MONTHS
                                             ENDED                     YEAR ENDED DECEMBER 31,
                                           JUNE 30,     -----------------------------------------------------------------
CLASS Z SHARES                              2002          2001         2000          1999        1998         1997
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                         $ 9.38      $ 11.35       $ 13.46       $ 7.75       $ 9.01      $ 13.75
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income(a)                         0.06         0.10          0.04         0.12         0.16         0.11
Net realized and unrealized
   gain (loss) on investments and
   foreign currency translations                (0.09)       (1.96)        (2.15)        5.59        (1.25)       (4.74)
-------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                (0.03)       (1.86)        (2.11)        5.71        (1.09)       (4.63)
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                         --        (0.11)           --           --        (0.17)       (0.07)
From net realized capital gains                    --           --            --           --           --        (0.04)
-------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared
   to Shareholders                                 --        (0.11)           --           --        (0.17)       (0.11)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   END OF PERIOD                               $ 9.35       $ 9.38       $ 11.35      $ 13.46       $ 7.75       $ 9.01
-------------------------------------------------------------------------------------------------------------------------
Total return(b)                                 (0.32)%(c)  (16.43)%      (15.68)%      73.68%      (12.09)%     (33.76)%
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Operating expenses(d)                            1.49%(e)     1.55%         1.46%        1.52%        1.53%        1.48%
Interest expense                                 0.01%(e)       --(f)         --           --           --           --(f)
Expenses(d)                                      1.50%(e)     1.55%         1.46%        1.52%        1.53%        1.48%
Net investment income(d)                         1.15%(e)     1.00%         0.32%        1.22%        2.27%        0.89%
Waiver/reimbursement                               --           --(f)         --           --           --           --
Portfolio turnover rate                            13%(c)       12%           25%          14%          15%          12%
Net assets, end of period (000's)            $108,149     $122,255      $157,606     $214,498     $138,988     $180,832

(a) Per share data was calculated using average shares outstanding during the period.

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c)  Not annualized.

(d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(e)  Annualized.

(f)  Rounds to less than 0.01%.

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

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

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

Transfer Agent

Important Information About This Report
The Transfer Agent for Liberty Newport Tiger Fund is:

Liberty Funds Services, Inc.
PO Box 8081
Boston, MA  02266-8081
Please make a note of our new mailing address, effective immediately.

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call Shareholder Services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Newport Tiger Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus, which provides details of sales charges, investment objectives and operating policies of the funds, and with the most recent copy of the Liberty Funds Performance Update.

Semiannual Report:
Liberty Newport Tiger Fund

Liberty Newport Tiger Fund  SEMIANNUAL REPORT, JUNE 30, 2002

[logo: LibertyFunds]
A Member of Columbia Management Group

(c) 2002 Liberty Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA  02111-2621



PRSRT STD
U.S. POSTAGE
PAID

HOLLISTON, MA
PERMIT NO. 20



732-03/320K-0602 (08/02) 02/1623